CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment securities
Held to maturity investments, fair value	$ 139,460	$ 141,642	$ 58,939
Common stock
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized (in shares)	100,600,000	100,600,000	100,600,000
Common stock, shares issued (in shares)	6,294,227	6,294,227	6,294,227
Treasury Stock (in shares)	2,895	2,895	2,895
Series C Preferred Stock [Member]
Preferred stock
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	39,435	39,435	39,435
Preferred stock, shares issued (in shares)	39,435	39,435	39,435
Preferred stock, shares outstanding (in shares)	39,435	39,435	39,435